Average Annual Total Returns		12 Months Ended	27 Months Ended	33 Months Ended	39 Months Ended	55 Months Ended	60 Months Ended	75 Months Ended	76 Months Ended	84 Months Ended	120 Months Ended	163 Months Ended	191 Months Ended	216 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Ocean Park Tactical All Asset Fund | Morningstar Conservative Target Risk Index
Prospectus [Line Items]
Average Annual Return, Percent		10.40%					1.81%				3.98%			3.86%
Ocean Park Tactical All Asset Fund | Ocean Park Tactical All Asset Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return before taxes with sales load
Average Annual Return, Percent	[1]	0.82%					0.20%				2.01%			3.47%
Performance Inception Date		Dec. 24, 2007
Ocean Park Tactical All Asset Fund | Ocean Park Tactical All Asset Fund Class A1 shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return before taxes with sales load
Average Annual Return, Percent	[2]	0.68%					0.05%				1.86%	1.70%
Performance Inception Date		Jun. 07, 2012
Ocean Park Tactical All Asset Fund | Ocean Park Tactical All Asset Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Return before taxes
Average Annual Return, Percent	[3]	3.98%					0.63%				1.85%		1.92%
Performance Inception Date		Feb. 05, 2010
Ocean Park Tactical All Asset Fund | Ocean Park Tactical All Asset Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		4.74%					1.39%				2.61%			3.80%
Performance Inception Date		Dec. 24, 2007
Ocean Park Tactical All Asset Fund | Ocean Park Tactical All Asset Fund Class I1 shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return before taxes
Average Annual Return, Percent	[2]	4.60%					1.23%				2.46%	2.15%
Performance Inception Date		Jun. 07, 2012
Ocean Park Tactical All Asset Fund | Ocean Park Tactical All Asset Fund Instl Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return before taxes
Average Annual Return, Percent	[1]	5.01%					1.65%				2.87%			4.04%
Performance Inception Date		Dec. 24, 2007
Ocean Park Tactical All Asset Fund | Ocean Park Tactical All Asset Fund Instl Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.93%					0.67%				1.92%			2.84%
Ocean Park Tactical All Asset Fund | Ocean Park Tactical All Asset Fund Instl Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.13%					0.91%				1.86%			2.73%
Ocean Park Tactical Core Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%					(0.36%)				2.01%
Ocean Park Tactical Core Income Fund | Ocean Park Tactical Core Income Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		(0.51%)					(0.09%)				2.16%
Ocean Park Tactical Core Income Fund | Ocean Park Tactical Core Income Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.79%					0.50%				2.15%
Ocean Park Tactical Core Income Fund | Ocean Park Tactical Core Income Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		3.37%					1.09%				2.76%
Ocean Park Tactical Core Income Fund | Ocean Park Tactical Core Income Fund Instl Class
Prospectus [Line Items]
Average Annual Return, Percent		3.81%					1.51%				3.16%
Ocean Park Tactical Core Income Fund | Ocean Park Tactical Core Income Fund Instl Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.87%					0.14%				1.85%
Ocean Park Tactical Core Income Fund | Ocean Park Tactical Core Income Fund Instl Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.27%					0.63%				1.92%
Ocean Park Tactical Municipal Fund | Bloomberg Municipal Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		4.25%					0.80%			2.37%
Ocean Park Tactical Municipal Fund | Ocean Park Tactical Municipal Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes with sales load
Average Annual Return, Percent		(5.02%)					(0.40%)			1.35%
Performance Inception Date		Dec. 27, 2018
Ocean Park Tactical Municipal Fund | Ocean Park Tactical Municipal Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Return before taxes
Average Annual Return, Percent	[4]	(2.04%)					0.03%		0.53%
Performance Inception Date		Sep. 10, 2019
Ocean Park Tactical Municipal Fund | Ocean Park Tactical Municipal Fund Class Special Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		(1.01%)					1.10%			2.52%
Performance Inception Date		Dec. 27, 2018
Ocean Park Tactical Municipal Fund | Ocean Park Tactical Municipal Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		(1.45%)					0.64%			2.03%
Performance Inception Date		Dec. 27, 2018
Ocean Park Tactical Municipal Fund | Ocean Park Tactical Municipal Fund Instl Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		(1.12%)					0.99%			2.40%
Performance Inception Date		Dec. 27, 2018
Ocean Park Tactical Municipal Fund | Ocean Park Tactical Municipal Fund Instl Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.14%)					0.62%			2.03%
Ocean Park Tactical Municipal Fund | Ocean Park Tactical Municipal Fund Instl Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.68%					1.08%			2.15%
Ocean Park Tactical Bond Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%					(0.36%)	0.87%
Ocean Park Tactical Bond Fund | Bloomberg U.S. Corporate High Yield Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		8.62%					4.51%	5.18%
Ocean Park Tactical Bond Fund | Ocean Park Tactical Bond Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes with sales load
Average Annual Return, Percent		(3.80%)					0.77%	3.39%
Performance Inception Date		Oct. 01, 2019
Ocean Park Tactical Bond Fund | Ocean Park Tactical Bond Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		(0.81%)					1.21%	3.64%
Performance Inception Date		Oct. 01, 2019
Ocean Park Tactical Bond Fund | Ocean Park Tactical Bond Fund Instl Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		0.22%					2.23%	4.64%
Performance Inception Date		Oct. 01, 2019
Ocean Park Tactical Bond Fund | Ocean Park Tactical Bond Fund Instl Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.98%)					0.53%	2.72%
Ocean Park Tactical Bond Fund | Ocean Park Tactical Bond Fund Instl Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.11%					0.97%	2.76%
Ocean Park Tactical Bond Fund | Ocean Park Tactical Bond Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		(0.22%)					1.82%	4.22%
Performance Inception Date		Oct. 01, 2019
Ocean Park Tactical Risk Spectrum 30 Fund | Morningstar Moderately Conservative Target Risk Index
Prospectus [Line Items]
Average Annual Return, Percent		10.40%			8.00%
Ocean Park Tactical Risk Spectrum 30 Fund | Ocean Park Tactical Risk Spectrum 30 Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		5.45%			5.30%
Performance Inception Date		Sep. 30, 2022
Ocean Park Tactical Risk Spectrum 30 Fund | Ocean Park Tactical Risk Spectrum 30 Fund Instl Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		5.80%			5.87%
Performance Inception Date		Sep. 30, 2022
Ocean Park Tactical Risk Spectrum 30 Fund | Ocean Park Tactical Risk Spectrum 30 Fund Instl Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.58%			4.52%
Ocean Park Tactical Risk Spectrum 30 Fund | Ocean Park Tactical Risk Spectrum 30 Fund Instl Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.53%			4.00%
Ocean Park Tactical Risk Spectrum 50 Fund | Morningstar Moderately Conservative Target Risk Index
Prospectus [Line Items]
Average Annual Return, Percent		12.87%				3.66%
Ocean Park Tactical Risk Spectrum 50 Fund | Ocean Park Tactical Risk Spectrum 50 Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes with sales load
Average Annual Return, Percent		1.83%				0.60%
Performance Inception Date		May 26, 2021
Ocean Park Tactical Risk Spectrum 50 Fund | Ocean Park Tactical Risk Spectrum 50 Fund CLass C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		5.02%				1.16%
Performance Inception Date		May 26, 2021
Ocean Park Tactical Risk Spectrum 50 Fund | Ocean Park Tactical Risk Spectrum 50 Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		5.66%				1.79%
Performance Inception Date		May 26, 2021
Ocean Park Tactical Risk Spectrum 50 Fund | Ocean Park Tactical Risk Spectrum 50 Fund Instl Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		6.09%				2.17%
Performance Inception Date		May 26, 2021
Ocean Park Tactical Risk Spectrum 50 Fund | Ocean Park Tactical Risk Spectrum 50 Fund Instl Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.12%				1.31%
Ocean Park Tactical Risk Spectrum 50 Fund | Ocean Park Tactical Risk Spectrum 50 Fund Instl Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.77%				1.36%
Ocean Park Tactical Risk Spectrum 70 Fund | Morningstar Moderate Target Risk Index
Prospectus [Line Items]
Average Annual Return, Percent		15.95%		11.89%
Ocean Park Tactical Risk Spectrum 70 Fund | Ocean Park Tactical Risk Spectrum 70 Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		5.61%		6.93%
Performance Inception Date		Mar. 31, 2023
Ocean Park Tactical Risk Spectrum 70 Fund | Ocean Park Tactical Risk Spectrum 70 Fund Instl Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		6.07%		7.44%
Performance Inception Date		Mar. 31, 2023
Ocean Park Tactical Risk Spectrum 70 Fund | Ocean Park Tactical Risk Spectrum 70 Fund Instl Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.48%		6.76%
Ocean Park Tactical Risk Spectrum 70 Fund | Ocean Park Tactical Risk Spectrum 70 Fund Instl Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.83%		5.56%
Ocean Park Tactical Core Growth Fund | Morningstar U.S. Market Index
Prospectus [Line Items]
Average Annual Return, Percent		17.35%	24.27%
Ocean Park Tactical Core Growth Fund | Morningstar Global Markets ex-US NR Index
Prospectus [Line Items]
Average Annual Return, Percent		31.60%	20.35%
Ocean Park Tactical Core Growth Fund | 70% Morningstar U.S. Market USD 30% - Morningstar Global Markets ex US NR Blended Index
Prospectus [Line Items]
Average Annual Return, Percent		21.56%	23.19%
Ocean Park Tactical Core Growth Fund | Ocean Park Tactical Core Growth Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.07%	9.89%
Performance Inception Date		Sep. 29, 2023
Ocean Park Tactical Core Growth Fund | Ocean Park Tactical Core Growth Fund Instl Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.55%	10.36%
Performance Inception Date		Sep. 29, 2023
Ocean Park Tactical Core Growth Fund | Ocean Park Tactical Core Growth Fund Instl Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	9.75%
Ocean Park Tactical Core Growth Fund | Ocean Park Tactical Core Growth Fund Instl Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.75%	7.85%

[1]	Class A, Investor Class and Institutional Class shares commenced operations December 24, 2007.
[2]	Class A1 and I1 shares commenced operations June 7, 2012.
[3]	Class C shares commenced operations February 5, 2010.
[4]	Class C commenced operations on September 10, 2019.